T. ROWE PRICE Retirement 2010 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.6%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  491,152 37,523 94,426 83,260,917 386,330
New Income Fund  468,423 17,173 81,173 47,387,636 382,892
International Bond Fund (USD
Hedged)  164,048 14,250 22,407 17,314,628 138,344
Emerging Markets Bond Fund  111,206 14,315 19,252 12,258,291 104,563
Dynamic Global Bond Fund  132,035 15,392 30,655 12,087,473 102,502
High Yield Fund  103,488 6,797 13,717 16,331,042 92,434
U.S. Treasury Long-Term Index
Fund  89,806 20,295 19,020 10,695,651 86,421
Floating Rate Fund  72,442 3,037 30,004 5,166,780 47,276
Total Bond Mutual Funds (Cost $1,508,893) 1,340,762
EQUITY MUTUAL FUNDS 45.5%
T. Rowe Price Funds:
Value Fund  269,490 21,231 73,122 5,249,682 201,745
Growth Stock Fund (2) 208,903 24,715 44,171 2,805,215 188,146
Equity Index 500 Fund  182,905 45,402 69,141 1,142,388 119,528
Overseas Stock Fund  110,127 18,555 18,748 9,204,154 105,664
International Value Equity Fund  115,404 6,145 24,683 6,128,700 90,092
International Stock Fund  97,693 5,531 13,726 5,090,238 88,010
Real Assets Fund  59,533 13,877 9,057 4,380,831 60,499
U.S. Large-Cap Core Fund  28,880 39,259 7,849 2,001,219 59,076
Mid-Cap Value Fund  55,985 6,157 6,951 1,563,737 47,835
Mid-Cap Growth Fund  51,847 1,413 5,581 496,748 46,963
U.S. Equity Research Fund  41,320 8,729 6,528 1,135,180 42,830
Emerging Markets Discovery
Stock Fund  42,545 3,748 6,468 3,078,370 38,356
Small-Cap Stock Fund  33,393 4,362 4,232 597,066 33,119
Emerging Markets Stock Fund  38,773 975 3,292 921,412 32,259
Small-Cap Value Fund  37,938 1,731 6,211 575,801 29,873
New Horizons Fund (2) 22,026 941 3,620 409,933 20,841
Total Equity Mutual Funds (Cost $954,668) 1,204,836
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  352 63,552 63,599 3,052 308
Total Other Mutual Funds (Cost $304) 308

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 31,627 190,964 119,892 102,699,312 102,699
Total Short-Term Investments (Cost $102,699) 102,699
Total Investments in Securities 100.0%
(Cost $2,566,564) $ 2,648,605
Other Assets Less Liabilities (0.0)% (1,203)
Net Assets 100.0% $ 2,647,402
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 11,923 $ (14,270) $ 3,046
Emerging Markets Bond Fund  (5,305) (1,706) 4,926
Emerging Markets Discovery Stock Fund  (1,432) (1,469) 1,409
Emerging Markets Stock Fund  1,233 (4,197) 681
Equity Index 500 Fund  34,986 (39,638) 1,928
Floating Rate Fund  (2,137) 1,801 2,874
Growth Stock Fund  (11,355) (1,301) —
High Yield Fund  (1,538) (4,134) 4,899
International Bond Fund (USD Hedged)  8,239 (17,547) 2,629
International Stock Fund  773 (1,488) 1,412
International Value Equity Fund  4,461 (6,774) 3,702
Limited Duration Inflation Focused Bond Fund  2,040 (47,919) 28,686
Mid-Cap Growth Fund  1,748 (716) 148
Mid-Cap Value Fund  7,974 (7,356) 756
New Horizons Fund  43 1,494 —
New Income Fund  (7,522) (21,531) 10,296
Overseas Stock Fund  850 (4,270) 3,285
Real Assets Fund  (858) (3,854) 1,682
Small-Cap Stock Fund  1,268 (404) 264
Small-Cap Value Fund  3,583 (3,585) 350
Transition Fund  299 3 48
U.S. Equity Research Fund  (917) (691) 565
U.S. Large-Cap Core Fund  801 (1,214) 530
U.S. Treasury Long-Term Index Fund  (7,152) (4,660) 2,109
Value Fund  3,208 (15,854) 4,304
U.S. Treasury Money Fund, 4.61% — — 2,114
Totals $ 45,213# $ (201,280) $ 82,643+
# Capital gain distributions from underlying Price funds represented $61,183 of the net realized gain (loss).
+ Investment income comprised $82,643 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2010 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F140-054Q3 02/23